Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Carrier Enterprise [Member]
Business Acquisition [Line Items]
Schedule Of Purchase Price Allocation

Accounts receivable	$186,082
Inventories	125,796
Other current assets	4,253
Property and equipment	10,048
Goodwill	82,241
Intangibles	49,100
Other assets	1,725
Accounts payable and accrued expenses	(163,485)
Other liabilities	(5,403)
Noncontrolling interest	(108,883)

Total purchase price	$181,474

Schedule Of Unaudited Pro Forma Financial Information From Joint Venture

Year ended December 31,	2009
Revenues	$2,562,319

Net income	59,874
Less: net income attributable to noncontrolling interest	13,332

Net income attributable to Watsco, Inc.	$46,542

Diluted earnings per share for Common and Class B common stock	$1.44

Carrier Enterprise and Carrier Enterprise Northeast [Member]
Business Acquisition [Line Items]
Schedule Of Purchase Price Allocation

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

Carrier Enterprise Northeast And Carrier Enterprise Mexico [Member]
Business Acquisition [Line Items]
Schedule Of Unaudited Pro Forma Financial Information From Joint Venture

Years ended December 31,	2011	2010
Revenues	$3,073,926	$3,131,069

Net income	138,818	118,194
Less: net income attributable to noncontrolling interest	48,179	35,660

Net income attributable to Watsco, Inc.	$90,639	$82,534

Diluted earnings per share for Common and Class B common stock	$2.75	$2.54